Net Loss Per Common Share - Potential Dilutive Securities Not Included in Calculation of Diluted Net Loss per Common Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	23,915	23,427	26,225
Options to purchase common stock [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	10,234	9,446	10,148
Warrants [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	4	162	242
Convertible shares related to 3% convertible senior subordinated notes [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	3,411	3,411	3,411
Subordinated convertible promissory notes [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	27	27	27
Convertible preferred stock series B [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	10,239	10,239	12,063
Common stock equivalents related to the settlement of deferred purchase price consideration [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding		142	306
Common stock equivalents related to the settlement of a contingent consideration obligation [Member]
Denominator:
Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding			28